Provisions, contingent assets and contingent liabilities (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Receivables balance arising from reimbursements of contingencies	R$ 943	R$ 899
Civil Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Total estimated risk	5,569	5,087
Labor Claims [Member]
IfrsStatementLineItems [Line Items]
Total estimated risk	870	637
Tax And Social Security Obligations [Member]
IfrsStatementLineItems [Line Items]
Non-compensatory amounts	45,080	R$ 40,958
I N S S [Member]
IfrsStatementLineItems [Line Items]
Non-compensatory amounts	9,444
I N S S [Member] | Social Security Contributions [Member]
IfrsStatementLineItems [Line Items]
Non-compensatory amounts	1,974
Deposit balance	1,289
Pis And Cofins [Member]
IfrsStatementLineItems [Line Items]
Deposit balance	692
Provisions recognized for tax and social securities lawsuits	706
Reversal of revenues from depreciation in excess	3,689
Irpj Csll Pis And Cofins [Member]
IfrsStatementLineItems [Line Items]
Funding expenses	7,386
I S S [Member]
IfrsStatementLineItems [Line Items]
Amounts related to banking operation	5,795
Irpjandcsll [Member]
IfrsStatementLineItems [Line Items]
Goodwill - Deduction	3,911
Deductibility of losses in credit operations	1,252
Deductibility of loss in loan operations	2,166
I R P J [Member]
IfrsStatementLineItems [Line Items]
Goodwill amount guaranteed in purchase agreements	R$ 2,524